CAPITAL COMMITMENTS (Details) (USD $)				12 Months Ended					12 Months Ended
	Dec. 31, 2012 Vessels	Apr. 30, 2013 Subsequent event	Apr. 27, 2013 Subsequent event	Dec. 31, 2012 LNG carrier Vessels contracts	Dec. 31, 2011 LNG carrier Vessels	Dec. 31, 2011 FSRU Vessels	Dec. 31, 2012 FSRU contracts	Dec. 31, 2012 FSRU Vessels	Dec. 31, 2012 Newbuildings
Purchase obligation, fiscal year maturity:
Payable within 12 months to December 31, 2013									$ 1,107,170,000
Payable within 12 months to December 31, 2014									1,038,715,000
Payable within 12 months to December 31, 2015									120,960,000
Total payable									2,266,845,000
Number of vessels contracted for construction during fiscal year				4	7	2
Number of vessels contracted for construction	13			11			2	2
Number of vessels contracted for construction, due in next twelve months	5
Number of vessels contracted for construction, due in second year	7
Long-term purchase commitment amount									2,700,000,000
Long-term purchase commitment, amount outstanding									2,300,000,000
Value of additional facilities required to meet commitments		$ 2,100,000,000	$ 2,000,000,000